RESERVES, Summary (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
RESERVES [Abstract]
Share based payments reserve	$ 6,940,381	$ 13,440,265
Foreign currency translation reserve	(6,070,492)	(1,178,258)
Total reserve	$ 869,889	$ 12,262,007